UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Chemicals (22.0%)

Axiall Corp.	99,700	$4,607,137

Chemtura Corp.(NON)	202,700	5,063,446

Dow Chemical Co. (The)	240,800	12,550,496

Ecolab, Inc.	40,000	4,367,600

Huntsman Corp.	135,600	3,619,164

LG Chemical, Ltd. (South Korea)	18,541	4,735,356

LyondellBasell Industries NV Class A	50,317	5,010,064

Monsanto Co.	153,269	18,675,828

Potash Corp. of Saskatchewan, Inc. (Canada)	59,096	2,144,635

Solvay SA (Belgium)	33,487	5,416,112

Tronox, Ltd. Class A	132,155	3,511,358

Wacker Chemie AG (Germany)	44,844	5,299,281

		75,000,477
Construction and engineering (0.8%)

China WindPower Group, Ltd. (China)(NON)	33,460,000	2,512,913

		2,512,913
Construction materials (4.2%)

Buzzi Unicem SpA (Italy)	191,534	3,331,503

Cemex SAB de CV (Units) (Mexico)	3,991,200	5,147,131

Holcim, Ltd. (Switzerland)	67,085	5,884,452

		14,363,086
Containers and packaging (4.1%)

MeadWestvaco Corp.	142,000	5,762,360

Packaging Corp. of America	69,900	4,834,284

Sealed Air Corp.	104,500	3,441,185

		14,037,829
Energy equipment and services (10.5%)

Aker Solutions ASA (Norway)	328,778	5,774,886

Dril-Quip, Inc.(NON)	18,000	1,839,960

Ezion Holdings, Ltd. (Singapore)	1,826,000	3,206,394

Halliburton Co.	168,900	10,917,696

Schlumberger, Ltd.	106,700	11,101,068

SPT Energy Group, Inc. (China)	4,600,000	2,808,937

		35,648,941
Food products (0.5%)

S&W Seed Co.(NON)(S)	269,412	1,799,672

		1,799,672
Independent power and renewable electricity producers (0.8%)

China Power New Energy Development Co., Ltd. (China)(NON)	43,220,000	2,682,032

		2,682,032
Metals and mining (7.8%)

APERAM (Luxembourg)(NON)	116,909	3,813,592

BHP Billiton PLC (United Kingdom)	159,735	5,001,525

Fortescue Metals Group, Ltd. (Australia)	1,139,677	4,671,081

Hi-Crush Partners LP (Units)	142,716	7,145,790

Southern Copper Corp. (Peru)	83,300	2,475,676

voestalpine AG (Austria)	72,822	3,369,629

		26,477,293
Oil, gas, and consumable fuels (46.5%)

BG Group PLC (United Kingdom)	495,692	10,145,024

Cabot Oil & Gas Corp.	153,100	5,548,344

Cairn Energy PLC (United Kingdom)(NON)	2,932,482	9,703,044

Cobalt International Energy, Inc.(NON)	215,179	3,978,660

EnCana Corp. (Canada)	259,300	6,038,297

Energen Corp.	30,300	2,587,014

Energy Transfer Equity LP	51,600	2,629,536

EOG Resources, Inc.	117,000	12,378,600

EP Energy Corp. Class A(NON)(S)	292,500	5,867,550

Exxon Mobil Corp.	62,738	6,307,051

GasLog Partners LP (Monaco)(NON)	4,900	129,948

Genel Energy PLC (United Kingdom)(NON)	653,243	11,573,780

Gulfport Energy Corp.(NON)	114,200	7,026,726

Kodiak Oil & Gas Corp.(NON)	464,300	5,910,539

Marathon Oil Corp.	196,900	7,218,354

MPLX LP	34,333	1,962,474

Noble Energy, Inc.	105,100	7,574,557

QEP Resources, Inc.	271,700	8,678,098

Royal Dutch Shell PLC Class A (United Kingdom)	655,464	25,764,229

Suncor Energy, Inc. (Canada)	454,500	17,491,732

		158,513,557
Paper and forest products (0.8%)

Norbord, Inc. (Canada)	112,400	2,834,101

		2,834,101
Water utilities (0.7%)

China Water Affairs Group, Ltd. (China)	7,676,000	2,501,041

		2,501,041

Total common stocks (cost $297,113,348)		$336,370,942

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Notes
1s, May 31, 2018(i)	$11,000	$10,912
7/8s, December 31, 2016(i)	10,000	10,104

Total U.S. treasury obligations (cost $21,016)		$21,016

SHORT-TERM INVESTMENTS (1.9%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.13%, December 11, 2014(SEGSF)	$170,000	$169,957

U.S. Treasury Bills with an effective yield of 0.10%, November 13, 2014(SEGSF)	80,000	79,982

Putnam Cash Collateral Pool, LLC 0.18%(d)	6,166,650	6,166,650

SSgA Prime Money Market Fund 0.01%(P)	120,000	120,000

Total short-term investments (cost $6,536,495)		$6,536,589

TOTAL INVESTMENTS

Total investments (cost $303,670,859)(b)		$342,928,547

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $102,708,827) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	$5,394,088	$5,331,831	$62,257
	British Pound	Sell	6/18/14	5,154,062	5,152,714	(1,348)
	Canadian Dollar	Buy	7/17/14	4,613,009	4,599,809	13,200
	Euro	Buy	6/18/14	3,922,349	3,960,332	(37,983)
	Singapore Dollar	Sell	8/20/14	3,232,149	3,229,481	(2,668)
	Swiss Franc	Buy	6/18/14	2,907,753	2,934,182	(26,429)
Citibank, N.A.
	Danish Krone	Buy	6/18/14	682,275	695,074	(12,799)
	Euro	Buy	6/18/14	5,591,205	5,679,252	(88,047)
	Japanese Yen	Buy	8/20/14	775,522	768,223	7,299
	Japanese Yen	Sell	8/20/14	775,522	777,466	1,944
Credit Suisse International
	Australian Dollar	Sell	7/17/14	229,822	235,077	5,255
	Japanese Yen	Buy	8/20/14	13,681,414	13,551,497	129,917
	Norwegian Krone	Sell	6/18/14	365,731	387,350	21,619
	Swedish Krona	Buy	6/18/14	715,982	743,061	(27,079)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	1,242,541	1,240,047	2,494
	Australian Dollar	Sell	7/17/14	1,242,541	1,231,435	(11,106)
	British Pound	Sell	6/18/14	981,303	983,950	2,647
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	6,594,134	6,518,987	75,147
	British Pound	Buy	6/18/14	3,984,878	3,965,361	19,517
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	621,085	614,121	6,964
	Australian Dollar	Sell	7/17/14	621,085	619,842	(1,243)
	British Pound	Sell	6/18/14	4,723,160	4,745,763	22,603
	Canadian Dollar	Buy	7/17/14	2,018,105	1,987,314	30,791
	Euro	Sell	6/18/14	3,754,959	3,780,668	25,709
	Japanese Yen	Sell	8/20/14	1,041,033	1,024,994	(16,039)
	Norwegian Krone	Sell	6/18/14	608,483	650,110	41,627
	Swiss Franc	Sell	6/18/14	2,456,205	2,476,184	19,979
State Street Bank and Trust Co.
	Euro	Buy	6/18/14	10,737,354	10,841,097	(103,743)
	Israeli Shekel	Buy	7/17/14	201,353	201,248	105
UBS AG
	Australian Dollar	Buy	7/17/14	2,108,293	2,083,195	25,098
	Australian Dollar	Sell	7/17/14	2,108,293	2,104,043	(4,250)
	Euro	Buy	6/18/14	5,491,970	5,545,592	(53,622)
WestPac Banking Corp.
	British Pound	Sell	6/18/14	3,101,119	3,085,801	(15,318)
	Euro	Buy	6/18/14	441,511	445,741	(4,230)
	Japanese Yen	Buy	8/20/14	259,913	260,568	(655)
	Japanese Yen	Sell	8/20/14	259,913	257,417	(2,496)

Total						$105,117

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $340,936,725.
(b)	The aggregate identified cost on a tax basis is $303,697,532, resulting in gross unrealized appreciation and depreciation of $44,220,370 and $4,989,355, respectively, or net unrealized appreciation of $39,231,015.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $6,166,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,046,348.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $272,317 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.1%
	United Kingdom	18.5
	Canada	8.5
	China	3.1
	Switzerland	1.7
	Norway	1.7
	Belgium	1.6
	Germany	1.6
	Mexico	1.5
	South Korea	1.4
	Australia	1.4
	Luxembourg	1.1
	Austria	1.0
	Italy	1.0
	Singapore	1.0
	Peru	0.7
	Monaco	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $205,036 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $256,679 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $249,933 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$1,799,672	$—	$—
Energy	188,147,167	6,015,331	—
Industrials	—	2,512,913	—
Materials	123,306,349	9,406,437	—
Utilities	—	5,183,073	—
Total common stocks	313,253,188	23,117,754	—
U.S. treasury obligations	—	21,016	—
Short-term investments	120,000	6,416,589	—

Totals by level	$313,373,188	$29,555,359	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$105,117	$—

Totals by level	$—	$105,117	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$514,172	$409,055

Total	$514,172	$409,055

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$155,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$75,457	$9,243	$156,791	$5,141	$94,664	$147,673	$105	$25,098	$—	$514,172

	Total Assets	$75,457	$9,243	$156,791	$5,141	$94,664	$147,673	$105	$25,098	$—	$514,172

	Liabilities:
	Forward currency contracts#	68,428	100,846	27,079	11,106	—	17,282	103,743	57,872	22,699	409,055

	Total Liabilities	$68,428	$100,846	$27,079	$11,106	$—	$17,282	$103,743	$57,872	$22,699	$409,055

	Total Financial and Derivative Net Assets	$7,029	$(91,603)	$129,712	$(5,965)	$94,664	$130,391	$(103,638)	$(32,774)	$(22,699)	$105,117
	Total collateral received (pledged)##†	$—	$(91,603)	$129,712	$—	$21,016	$120,000	$—	$—	$—	$179,125
	Net amount	$7,029	$—	$—	$(5,965)	$73,648	$10,391	$(103,638)	$(32,774)	$(22,699)	$(74,008)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014